TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA B

Supplement Dated December 30, 2014

to the

Prospectus dated May 1, 2014

This supplement describes a change to the availability of certain optional benefits (listed below) for Transamerica FreedomSM Variable Annuity policies issued by Transamerica Life Insurance Company (“we,” “us,” or “our”). This change is effective for policies issued based on applications and necessary information that we receive in good order at our Administrative Office after the close of the New York Stock Exchange on January 30, 2015.

The following optional benefits are no longer available for new sales as of the close of the New York Stock Exchange on January 30, 2015:

•	Annual Step-Up Death Benefit,
•	Additional Death Distribution rider,
•	Additional Death Distribution+ rider,
•	Living Benefits Rider (also known as the Guaranteed Principal SolutionSM rider),
•	Retirement Income MaxSM rider, and
•	Retirement Income ChoiceSM 1.6 rider.

In order to receive these optional benefits your application and necessary information must be received by our Administrative Office, in good order, before the close of the New York Stock Exchange on January 30, 2015.

If you are a policyholder as of close of business January 30, 2015, these optional benefits will continue to be available to you.

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectus dated May 1, 2014 for the policy. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at Transamerica Life Insurance Company, Administrative Office, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001 or call us at (800) 525-6205 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

Living Benefits Rider

Effective close of business January 30, 2015, the Living Benefits Rider is no longer available for new sales, but if you have previously elected the Living Benefits Rider you can still upgrade. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, new guaranteed future value date, and new rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information from you.

Retirement Income MaxSM Rider

Effective close of business January 30, 2015, the Retirement Income MaxSM rider is no longer available for new sales, but if you have previously elected the Retirement Income MaxSM rider we will still automatically step-up the withdrawal base according to terms of the rider. You can still reject certain automatic step-ups and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before that automatic step-up, provided that you do so within 30 days after the rider anniversary on which that automatic step-up occurred.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

Retirement Income ChoiceSM 1.6 Rider

Effective close of business January 30, 2015, the Retirement Income ChoiceSM 1.6 rider is no longer available for new sales, but if you have previously elected the Retirement Income ChoiceSM 1.6 rider you can manually reset (also sometimes referred to as manually upgrade). If a manual reset is elected, your current rider will terminate and a new rider will be issued with a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and new terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date the Company receives all necessary information from you. In addition, we will still automatically step-up the withdrawal base according to terms of the rider. You can still reject certain automatic step-ups and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before that automatic step-up, provided that you do so within 30 days after the rider anniversary on which that automatic step-up occurred.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA B

Supplement Dated December 30, 2014

to the

Prospectus dated May 1, 2014

This supplement describes a change to the availability of certain optional benefits (listed below) for Transamerica FreedomSM Variable Annuity policies issued by Transamerica Life Insurance Company (“we,” “us,” or “our”). This change is effective for policies issued based on applications and necessary information that we receive in good order at our Administrative Office after the close of the New York Stock Exchange on January 30, 2015.

The following optional benefits are no longer available for new sales as of the close of the New York Stock Exchange on January 30, 2015:

•	Annual Step-Up Death Benefit,
•	Additional Death Distribution rider,
•	Additional Death Distribution+ rider,
•	Living Benefits Rider (also known as the Guaranteed Principal SolutionSM rider),
•	Retirement Income MaxSM rider, and
•	Retirement Income ChoiceSM 1.6 rider.

In order to receive these optional benefits your application and necessary information must be received by our Administrative Office, in good order, before the close of the New York Stock Exchange on January 30, 2015:

If you are a policyholder as of close of business January 30, 2015, these optional benefits will continue to be available to you.

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectus dated May 1, 2014 for the policy. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at Transamerica Life Insurance Company, Administrative Office, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001 or call us at (800) 525-6205 to request a free copy.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 30, 2014

to the

Prospectus dated May 1, 2014

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

Effective on or about the close of business January 30, 2015, the ALTERNATIVE LUMP SUM OFFER (also known as the “ALSO”) made available May 21, 2012, as updated May 1, 2014, is suspended.

The Company reserves the right to reinstate the ALSO offering in the future. We will notify contract holders when and if ALSO offering will resume.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2014